Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents	$ 12,687,041			$ 27,612,732	$ 11,423,870
Prepaid expenses	2,113,249			1,325,998	156,240
Total current assets	14,800,290			28,938,730	11,629,116
Property and equipment, net	212,953			234,912	156,938
Other assets	1,187,788			2,174,286	11,010
Total assets	16,201,031			31,347,928	11,797,064
Current liabilities:
Accounts payable	4,213,295			1,747,682	2,057,534
Accrued expenses	2,868,390			3,000,212	3,377,826
Total current liabilities	7,081,685			4,747,894	5,435,360
Equity [Abstract]
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 26,695,287 and 26,334,953 at September 30, 2023 and December 31, 2022, respectively	26,695			26,335	6,382
Additional paid-in capital	105,864,028			104,970,722	68,731,220
Accumulated deficit	(96,771,377)			(78,397,023)	(64,375,898)
Total stockholders’ equity	9,119,346	$ 17,163,550	$ 22,865,157	26,600,034	4,361,704	$ 9,568,852
Total liabilities and stockholders’ equity	$ 16,201,031			$ 31,347,928	$ 11,797,064